Balance Sheets Parentheticals (USD $)	May 31, 2013	Aug. 31, 2012
Parentheticals
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	200,000,000
Common Stock, shares issued	8,000,000	5,500,000
Common Stock, shares outstanding	8,000,000	5,500,000